PRINCIPAL ACCOUNTING POLICIES - Share incentive plans (Details)		12 Months Ended
	Mar. 18, 2021	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Share-based compensation disclosures
Number of options granted under share incentive plan		17,311,708	15,404,097	8,921,248
Number of option outstanding under share incentive plans (in shares)		77,474,702	66,081,119	57,583,856	54,368,896
Share subdivision ratio	8
Share based payment award number of common stock issuable on vesting of outstanding stock option ratio	1
Share based payment award number of common stock issuable on vesting of outstanding restricted stock ratio	1
Share based payment award stock options subdivision conversion ratio	8
Share Based Payment Award Restricted Stock Shares Subdivision Conversion Ratio	8
Before Share Subdivision
Share-based compensation disclosures
Ratio of ADSs to ordinary shares	1
Restricted stock units (RSUs) | Employees
Share-based compensation disclosures
Requisite service period		4 years	4 years
Ctrip 2007 Incentive Plan | Stock options | Employees | After Share Subdivision
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)		14,256,667	15,290,480
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs) | Employees | After Share Subdivision
Share-based compensation disclosures
Restricted stock units outstanding (in shares)		0	320
Global Incentive Plan | Stock options | Employees | After Share Subdivision
Share-based compensation disclosures
Number of options granted under share incentive plan		17,311,708	15,404,097	8,921,248
Number of option outstanding under share incentive plans (in shares)		63,218,035	50,790,639
Global Incentive Plan | Restricted stock units (RSUs) | Employees | After Share Subdivision
Share-based compensation disclosures
Number of options granted under share incentive plan		255,000	255,004	550,888
Restricted stock units outstanding (in shares)		751,506	869,300